Net Loss Per Share - Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	110,693,104	107,854,122	113,864,588	102,487,402
Series A and B redeemable convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	99,734,543	60,368,493	99,734,543	58,948,067
Potential issuance of Series B redeemable convertible preferred stock under Tranche 2 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	19,683,025	0	19,683,025
Potential issuance of Series B redeemable convertible preferred stock under Tranche 3 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	19,683,025	0	19,683,025
Stock options to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	9,273,083	8,119,579	11,711,174	4,173,285
Unvested early exercised options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	1,685,478	0	2,418,871	0